N-2	Aug. 11, 2023
Cover [Abstract]
Entity Central Index Key	0001175680
Amendment Flag	false
Securities Act File Number	000-49908
Document Type	8-K
Entity Registrant Name	CytoDyn Inc.
Entity Address, Address Line One	1111 Main Street
Entity Address, Address Line Two	Suite 660
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	360
Local Phone Number	980-8524
Entity Emerging Growth Company	false